UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments

January 31, 2017 (Unaudited)

Shares	Security Description	Value

Common Stocks-106.6%

Aerospace & Defense-1.3%
5,100	Orbital ATK, Inc.	$443,445
10,500	Raytheon Co. (a)	1,513,680
		1,957,125

Air Freight & Logistics-1.3%
10,500	FedEx Corp. (a)	1,985,655

Airlines-2.0%
23,600	Delta Air Lines, Inc.	1,114,864
61,500	easyJet PLC	734,986
41,000	Japan Airlines Co., Ltd.	1,307,962
		3,157,812

Auto Components-1.6%
16,500	Delphi Automotive PLC	1,155,990
292,000	GKN PLC	1,261,431
		2,417,421

Banks-10.2%
268,065	Banco Bilbao Vizcaya Argentaria SA	1,815,835
107,000	Bank of America Corp. (a)	2,422,480
23,300	Citigroup, Inc. (a)	1,300,839
70,000	Citizens Financial Group, Inc. (a)	2,531,900
35,000	Hana Financial Group, Inc.	1,037,561
174,000	Mitsubishi UFJ Financial Group, Inc.	1,126,354
158,500	Regions Financial Corp. (a)	2,283,985
17,300	The PNC Financial Services Group, Inc. (a)	2,083,958
21,700	Wells Fargo & Co. (a)	1,222,361
		15,825,273

Beverages-0.5%
7,500	Anheuser-Busch InBev NV-SP ADR (a)	781,950

Biotechnology-2.1%
267,000	Merrimack Pharmaceuticals, Inc. (b)	830,370
437,153	PharmAthene, Inc. (b)	1,355,174
6,000	Shire PLC-ADR	1,006,860
		3,192,404

Building Products-0.5%
14,500	Fortune Brands Home & Security, Inc.	799,385

Capital Markets-5.2%
97,500	Ares Capital Corp. (a)	1,647,750
49,000	Azimut Holding SpA	878,065
14,000	Evercore Partners, Inc.-Class A	1,084,300
190,000	Mediobanca SpA	1,631,610
111,500	OM Asset Management PLC (a)	1,572,150
43,000	The Blackstone Group LP (a)	1,317,090
		8,130,965

Chemicals-1.6%
64,600	Clariant AG	1,207,068

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

21,900	Symrise AG	1,315,624
		2,522,692

Commercial Services & Supplies-0.7%
29,800	ISS A/S	1,058,592

Communications Equipment-1.0%
27,100	Cisco Systems, Inc. (a)	832,512
145,000	Nokia OYJ	649,589
		1,482,101

Construction & Engineering-3.1%
43,975	Bouygues SA	1,597,637
932,500	China Railway Construction Corp., Ltd.-Class H	1,300,397
110,000	Ferrovial SA	1,988,978
		4,887,012

Consumer Finance-1.5%
15,100	Discover Financial Services	1,046,128
34,000	Synchrony Financial (a)	1,217,880
		2,264,008

Diversified Telecommunication Services-1.4%
111,277	Bharti Infratel, Ltd.	480,568
40,000	BT Group PLC-SP ADR	774,400
75,000	DNA Oyj (b)	896,255
		2,151,223

Electric Utilities-1.1%
13,500	NextEra Energy, Inc. (a)	1,670,220

Electronic Equipment, Instruments & Components-1.2%
24,400	TE Connectivity, Ltd. (a)	1,814,140

Equity Real Estate Investment-8.1%
11,000	American Tower Corp. (a)	1,138,500
199,000	Colony NorthStar, Inc.-Class A (a)	2,770,080
35,200	CyrusOne, Inc. (a)	1,695,232
1,700	LaSalle Logiport REIT	1,620,051
106,500	Park Hotels & Resorts, Inc. (a)	2,890,410
565,600	Prologis Property Mexico SA de CV	779,231
20,500	The Geo Group, Inc. (a)	851,160
113,000	Westfield Corp.	753,296
		12,497,960

Food & Staples Retailing-3.0%
24,800	CVS Health Corp. (a)	1,954,488
38,400	Seven & i Holdings Co., Ltd.	1,533,483
36,000	The Kroger Co. (a)	1,222,560
		4,710,531

Food Products-4.5%
83,000	BRF SA-ADR	1,172,790
43,500	Mondelez International, Inc.-Class A (a)	1,926,180
27,000	Nestle SA	1,972,715
70,500	Nomad Foods, Ltd. (b)	724,035
13,200	The Kraft Heinz Co.	1,178,628
		6,974,348

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

Health Care Equipment & Supplies-1.9%
18,800	Medtronic PLC (a)	1,429,176
12,400	Zimmer Biomet Holdings, Inc. (a)	1,467,292
		2,896,468

Health Care Providers & Services-3.2%
10,200	McKesson Corp. (a)	1,419,330
6,500	UnitedHealth Group, Inc.	1,053,650
21,600	Universal Health Services, Inc.-Class B (a)	2,432,808
		4,905,788

Hotels, Restaurants & Leisure-1.0%
88,000	Melco Crown Entertainment, Ltd.-ADR (a)	1,481,920

Household Durables-3.1%
36,000	Lennar Corp.-Class A (a)	1,607,400
36,000	Newell Brands, Inc. (a)	1,703,880
8,900	Whirlpool Corp. (a)	1,556,521
		4,867,801

Household Products-1.4%
72,200	Svenska Cellulosa AB SCA-B Shares	2,170,845

Independent Power and Renewables-1.7%
36,000	Atlantica Yield PLC (a)	770,400
66,500	NRG Yield, Inc.-Class A	1,080,625
40,500	Pattern Energy Group, Inc. (a)	799,470
		2,650,495

Insurance-0.8%
7,600	Allianz SE	1,286,418

Internet Software & Services-1.2%
1,100	Alphabet, Inc.-Class A (b)	902,209
1,200	Alphabet, Inc.-Class C (b)	956,148
		1,858,357

IT Services-0.8%
25,000	CSRA, Inc.	775,500
9,500	Leidos Holdings, Inc.	459,040
		1,234,540

Life Sciences Tools & Services-1.0%
10,100	Thermo Fisher Scientific, Inc. (a)	1,539,139

Machinery-1.8%
894,950	CRRC Corp., Ltd.-Class H	875,468
10,500	Snap-on, Inc. (a)	1,906,065
		2,781,533

Media-4.1%
18,800	Comcast Corp.-Class A (a)	1,417,896
265,193	NOS SGPS SA	1,491,211
89,000	Tribune Media Co.-Class A (a)	2,566,760
29,500	Twenty-First Century Fox, Inc.-Class A	925,710
1	UBM PLC	9
		6,401,586

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

Metals & Mining-1.3%
40,000	Nippon Steel & Sumitomo Metal Corp.	969,445
12,900	Randgold Resources, Ltd.-ADR	1,095,726
		2,065,171

Multi-Utilities-1.8%
28,500	CMS Energy Corp. (a)	1,214,100
97,000	Veolia Environnement SA	1,648,682
		2,862,782

Multiline Retail-1.0%
21,000	Dollar General Corp. (a)	1,550,220

Oil, Gas & Consumable Fuels-7.3%
20,654	Anadarko Petroleum Corp.	1,436,073
41,800	BP PLC-SP ADR (a)	1,503,964
11,500	Chevron Corp. (a)	1,280,525
37,500	Enbridge, Inc. (a)	1,597,500
8,900	EOG Resources, Inc.	904,062
94,000	Kinder Morgan, Inc. (a)	2,099,960
15,000	Marathon Petroleum Corp.	720,750
24,200	SemGroup Corp.-Class A	960,740
10,000	Tesoro Corp.	808,500
		11,312,074

Paper & Forest Products-1.8%
131,800	Stora Enso OYJ-R Shares	1,496,765
57,700	UPM-Kymmene OYJ	1,308,030
		2,804,795

Personal Products-0.6%
24,000	Unilever NV	968,830

Pharmaceuticals-3.2%
37,200	AstraZeneca PLC-SP ADR	1,012,956
20,000	Novartis AG-SP ADR (a)	1,478,400
15,500	Novo Nordisk A/S-SP ADR	560,635
31,300	Pfizer, Inc.	993,149
28,800	Teva Pharmaceutical Industries, Ltd.-SP ADR (a)	962,784
		5,007,924

Real Estate Management & Development-1.0%
65,000	Mitsui Fudosan Co., Ltd.	1,506,266

Road & Rail-2.2%
10,700	Canadian Pacific Railway, Ltd. (a)	1,617,198
1,003,935	Cosan Logistica SA (b)	1,876,544
		3,493,742

Semiconductors & Semiconductor Equipment-4.2%
42,600	Applied Materials, Inc. (a)	1,459,050
10,700	Broadcom, Ltd. (a)	2,134,650
53,500	Intel Corp. (a)	1,969,870
22,000	SK Hynix, Inc.	1,016,608
		6,580,178

Software-1.1%
9,919	Dell Technologies, Inc.-VMware, Inc.-Class V (b)	624,798

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

16,000	Microsoft Corp.	1,034,400
		1,659,198

Specialty Retail-2.1%
11,400	Foot Locker, Inc.	781,356
6,800	Shimamura Co., Ltd.	890,727
5,800	The Home Depot, Inc.	797,964
10,200	TJX Cos., Inc. (a)	764,184
		3,234,231

Technology, Hardware, Storage & Peripherals-3.3%
21,500	Apple, Inc. (a)	2,609,025
525	Samsung Electronics Co., Ltd.	891,339
19,900	Western Digital Corp. (a)	1,586,627
		5,086,991

Textiles, Apparel & Luxury Goods-0.9%
9,000	Carter’s, Inc.	753,750
13,700	VF Corp.	705,276
		1,459,026

Wireless Telecommunication Services-0.9%
600,200	Vodafone Group PLC	1,467,442
	Total Common Stocks (Cost $150,541,903)	165,414,577

Exchange-Traded Funds-0.5%
12,000	SPDR S&P Biotech Fund	778,800
	Total Exchange-Traded Funds (Cost $779,223)	778,800
Total Investments (Cost $151,321,126) (c) -107.1%		166,193,377
Liabilities in Excess of Other Assets-(7.1)%		(11,042,124)
TOTAL NET ASSETS 100.0%		$155,151,253

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated as collateral for the line of credit.

(b) Non-income producing security.

(c) See Note 2B for the cost of investments for federal tax purposes.

AB-Aktiebolag is the Swedish equivalent of a corporation.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

A/S-Aktieselskab is the Danish term for a stock-based corporation.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SCA-Societe en Commandite par actions is the French equivalent of a limited partnership.

SE-SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SP ADR-Sponsored American Depositary Receipt

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Rising Dividend Fund

Schedule of Portfolio Investments

January 31, 2017 (Unaudited)

Shares	Security Description	Value

Common Stocks-92.8%

Aerospace & Defense-2.4%
18,000	Hexcel Corp.	$924,300
9,000	Raytheon Co.	1,297,440
		2,221,740

Air Freight & Logistics-1.6%
8,000	FedEx Corp.	1,512,880

Banks-7.9%
61,000	Bank of America Corp.	1,381,040
17,000	Citigroup, Inc.	949,110
50,000	Citizens Financial Group, Inc.	1,808,500
19,000	JPMorgan Chase & Co.	1,607,970
5,000	Signature Bank (a)	787,600
7,500	The PNC Financial Services Group, Inc.	903,450
		7,437,670

Beverages-2.7%
8,000	Constellation Brands, Inc.-Class A	1,198,080
13,000	PepsiCo, Inc.	1,349,140
		2,547,220

Biotechnology-4.1%
12,000	Amgen, Inc.	1,880,160
16,000	Gilead Sciences, Inc.	1,159,200
120,000	Merrimack Pharmaceuticals, Inc. (a)	373,200
150,000	PharmAthene, Inc. (a)	465,000
		3,877,560

Capital Markets-3.6%
7,000	CME Group, Inc.	847,560
30,000	KKR & Co. LP	520,800
30,000	Legg Mason, Inc.	950,700
25,000	Oaktree Capital Group LLC	1,055,000
		3,374,060

Chemicals-1.0%
6,500	Air Products & Chemicals, Inc.	908,440

Commercial Services & Supplies-1.3%
17,000	Deluxe Corp.	1,238,450

Communications Equipment-0.8%
23,000	Cisco Systems, Inc.	706,560

Consumer Finance-2.0%
12,000	Discover Financial Services	831,360
30,000	Synchrony Financial	1,074,600
		1,905,960

Diversified Telecommunication Services-2.9%
32,000	AT&T, Inc.	1,349,120
27,000	Verizon Communications, Inc.	1,323,270
		2,672,390

Alpine Rising Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

Electric Utilities-2.0%
14,000	Emera, Inc.	488,884
5,500	NextEra Energy, Inc.	680,460
9,000	Pinnacle West Capital Corp.	698,670
		1,868,014

Electronic Equipment, Instruments & Components-1.5%
19,000	TE Connectivity, Ltd.	1,412,650

Energy Equipment & Services-1.1%
12,000	Schlumberger, Ltd.	1,004,520

Equity Real Estate Investment-2.8%
3,000	Boston Properties, Inc.	392,700
80,000	Colony NorthStar, Inc.-Class A	1,113,600
16,000	Colony Starwood Homes	503,200
3,500	Simon Property Group, Inc.	643,195
		2,652,695

Food & Staples Retailing-2.8%
6,000	CVS Health Corp.	472,860
50,000	Safeway, Inc. (a)(b)	23,933
35,000	The Kroger Co.	1,188,600
11,000	Walgreens Boots Alliance, Inc.	901,340
		2,586,733

Food Products-1.8%
24,000	Conagra Brands, Inc.	938,160
14,000	Pinnacle Foods, Inc.	744,660
		1,682,820

Health Care Equipment & Supplies-3.9%
28,000	Abbott Laboratories	1,169,560
6,000	Becton, Dickinson & Co.	1,063,740
12,000	Zimmer Biomet Holdings, Inc.	1,419,960
		3,653,260

Health Care Providers & Services-1.3%
10,000	Aetna, Inc.	1,186,100

Hotels, Restaurants & Leisure-1.9%
67,000	ClubCorp Holdings, Inc.	1,105,500
12,000	Starbucks Corp.	662,640
		1,768,140

Household Durables-2.2%
17,000	DR Horton, Inc.	508,470
9,000	Harman International Industries, Inc.	1,000,440
25,000	PulteGroup, Inc.	537,750
		2,046,660

Household Products-1.0%
10,500	The Procter & Gamble Co.	919,800

Insurance-1.5%
29,000	The Hartford Financial Services Group, Inc.	1,412,590

Alpine Rising Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

Internet Software & Services-2.4%
1,400	Alphabet, Inc.-Class A (a)	1,148,266
1,400	Alphabet, Inc.-Class C (a)	1,115,506
		2,263,772

IT Services-1.0%
30,000	CSRA, Inc.	930,600

Machinery-2.4%
15,000	Ingersoll-Rand PLC	1,190,250
6,000	Snap-on, Inc.	1,089,180
		2,279,430

Media-4.1%
22,000	CBS Corp.-Class B	1,418,780
18,000	Cinemark Holdings, Inc.	765,000
22,300	Comcast Corp.-Class A	1,681,866
		3,865,646

Multi-Utilities-1.0%
11,000	CMS Energy Corp.	468,600
8,000	WEC Energy Group, Inc.	472,400
		941,000

Oil, Gas & Consumable Fuels-6.6%
35,000	BP PLC-SP ADR	1,259,300
16,000	ConocoPhillips	780,160
16,000	Enbridge, Inc.	681,600
17,000	Exxon Mobil Corp.	1,426,130
23,000	Marathon Petroleum Corp.	1,105,150
14,000	Occidental Petroleum Corp.	948,780
		6,201,120

Pharmaceuticals-4.7%
4,000	Allergan PLC (a)	875,560
14,500	Johnson & Johnson	1,642,125
60,000	Pfizer, Inc.	1,903,800
		4,421,485

Road & Rail-2.1%
2,800	AMERCO	1,054,676
20,000	CSX Corp.	927,800
		1,982,476

Semiconductors & Semiconductor Equipment-5.0%
31,000	Applied Materials, Inc.	1,061,750
7,500	Broadcom, Ltd.	1,496,250
37,000	Intel Corp.	1,362,340
14,000	QUALCOMM, Inc.	748,020
		4,668,360

Software-3.9%
26,000	Microsoft Corp.	1,680,900
34,000	Oracle Corp.	1,363,740
22,000	Symantec Corp.	606,100
		3,650,740

Alpine Rising Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

Specialty Retail-3.3%
32,000	GameStop Corp.-Class A	783,680
16,000	Lowe’s Cos., Inc.	1,169,280
15,000	TJX Cos., Inc.	1,123,800
		3,076,760

Technology, Hardware, Storage & Peripherals-2.2%
17,000	Apple, Inc.	2,062,950
	Total Common Stocks (Cost $70,387,313)	86,941,251

Exchange-Traded Funds-2.0%
37,000	Technology Select Sector SPDR Fund	1,852,960
	Total Exchange-Traded Funds (Cost $1,807,271)	1,852,960

Principal Amount

Short-Term Investments-5.1%
$4,761,000	State Street Eurodollar Time Deposit, 0.01%	4,761,000
	Total Short-Term Investments (Cost $4,761,000)	4,761,000
Total Investments (Cost $76,955,584) (c) -99.9%		93,555,211
Other Assets in Excess of Liabilities-0.1%		93,313
TOTAL NET ASSETS 100.0%		$93,648,524

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.0% of the Fund’s net assets.

(c) See Note 2B for the cost of investments for federal tax purposes.

PLC-Public Limited Company

SP ADR-Sponsored American Depositary Receipt

Alpine Financial Services Fund

Schedule of Portfolio Investments

January 31, 2017 (Unaudited)

Shares	Security Description	Value

Common Stocks-97.9%

Banks-45.7%
2,000	1st Constitution Bancorp	$33,600
18,000	Bank of America Corp.	407,520
10,000	Bank of Commerce Holdings	99,500
3,500	Bank of the Ozarks, Inc.	192,045
1,500	Bankwell Financial Group, Inc.	43,965
3,500	Banner Corp.	196,420
4,000	BNC Bancorp	141,000
8,000	Bryn Mawr Bank Corp.	320,400
5,000	Carolina Trust Bancshares, Inc. (a)	34,400
10,000	CenterState Banks, Inc.	243,900
4,000	Chemical Financial Corp.	197,720
4,500	CIT Group, Inc.	185,355
5,000	Citigroup, Inc.	279,150
12,000	Citizens Financial Group, Inc.	434,040
1,500	Citizens First Corp.	29,250
4,000	Comerica, Inc.	270,120
4,000	ConnectOne Bancorp, Inc.	98,800
1,500	CU Bancorp (a)	54,375
5,500	East West Bancorp, Inc.	282,920
6,500	FCB Financial Holdings, Inc.-Class A (a)	305,175
1,500	First Business Financial Services, Inc.	36,345
9,000	First Merchants Corp.	344,970
5,000	FNB Corp.	74,700
4,500	Great Western Bancorp, Inc.	192,375
5,100	Green Bancorp, Inc. (a)	87,465
3,000	IBERIABANK Corp.	246,450
2,000	Investar Holding Corp.	37,500
4,000	JPMorgan Chase & Co.	338,520
20,000	KeyCorp	359,400
3,000	Pacific Mercantile Bancorp (a)	21,450
2,500	Pacific Premier Bancorp, Inc. (a)	98,375
2,000	Popular, Inc.	88,860
4,500	Preferred Bank	249,345
2,000	SB Financial Group, Inc.	35,500
2,500	Shore Bancshares, Inc.	40,225
3,500	Southern National Bancorp of Virginia, Inc.	56,105
12,000	Sterling Bancorp	286,200
4,000	Stonegate Bank	182,040
2,000	Summit State Bank	31,500
1,000	SVB Financial Group (a)	172,230
4,500	Synovus Financial Corp.	187,560
5,000	TCF Financial Corp.	86,750
2,000	The PNC Financial Services Group, Inc.	240,920
13,000	United Community Banks, Inc.	365,690
12,000	Valley National Bancorp	145,320
4,000	Webster Financial Corp.	210,080
4,500	Western Alliance Bancorp (a)	222,210
7,000	Yadkin Financial Corp.	224,000
5,000	Zions BanCorp.	210,950
		8,722,690

Capital Markets-19.9%
1,500	Affiliated Managers Group, Inc. (a)	228,540
16,000	Ares Capital Corp.	270,400
4,000	Associated Capital Group, Inc.-Class A	140,800
17,000	BGC Partners, Inc.-Class A	188,190
8,500	Cowen Group, Inc.-Class A (a)	127,500

Alpine Financial Services Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

2,500	Evercore Partners, Inc.-Class A	193,625
15,000	Garrison Capital, Inc.	141,600
4,800	Intercontinental Exchange, Inc.	280,128
15,000	KKR & Co. LP	260,400
7,000	Legg Mason, Inc.	221,830
4,000	Nasdaq, Inc.	282,160
19,555	OM Asset Management PLC	275,726
7,000	Oppenheimer Holdings, Inc.-Class A	119,700
5,000	PJT Partners, Inc.-Class A	158,750
5,000	The Bank of New York Mellon Corp.	223,650
10,000	The Blackstone Group LP	306,300
7,000	The Charles Schwab Corp.	288,680
7,000	TriplePoint Venture Growth BDC Corp.	90,580
		3,798,559

Consumer Finance-2.4%
5,000	Ally Financial, Inc.	105,600
2,500	Discover Financial Services	173,200
5,000	Synchrony Financial	179,100
		457,900

Diversified Financial Services-3.2%
15,000	Element Fleet Management Corp.	145,821
20,000	NewStar Financial, Inc. (a)	177,600
30,000	On Deck Capital, Inc. (a)	150,900
22,000	Tiptree, Inc.	144,100
		618,421

Equity Real Estate Investment-2.3%
20,000	Colony NorthStar, Inc.-Class A	278,400
5,000	Colony Starwood Homes	157,250
		435,650

Insurance-9.0%
4,000	American International Group, Inc.	257,040
2,500	CNA Financial Corp.	104,125
7,000	FNF Group	247,520
17,000	Hallmark Financial Services, Inc. (a)	185,980
7,700	Heritage Insurance Holdings, Inc.	109,186
2,500	The Allstate Corp.	188,025
2,000	The Hanover Insurance Group, Inc.	167,880
2,500	The Hartford Financial Services Group, Inc.	121,775
2,000	The Travelers Cos., Inc.	235,560
3,500	Universal Insurance Holdings, Inc.	91,525
		1,708,616

IT Services-1.0%
1,500	Fidelity National Information Services, Inc.	119,130
5,000	First Data Corp.-Class A (a)	76,700
		195,830

Mortgage Real Estate Investment-2.7%
14,000	Altisource Residential Corp.	169,960
5,000	Owens Realty Mortgage, Inc.	84,700
5,000	PennyMac Mortgage Investment Trust	84,750
7,500	Starwood Property Trust, Inc.	166,950
		506,360

Alpine Financial Services Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

Real Estate Management & Development-1.5%
6,000	CBRE Group, Inc.-Class A (a)	182,160
5,000	Kennedy-Wilson Holdings, Inc.	102,250
		284,410

Thrifts & Mortgage Finance-10.2%
6,000	Atlantic Coast Financial Corp. (a)	43,350
2,500	BankUnited, Inc.	95,500
3,500	Berkshire Hills Bancorp, Inc.	123,900
5,000	Brookline Bancorp, Inc.	78,750
10,000	Central Federal Corp. (a)	23,000
5,500	HomeStreet, Inc. (a)	144,100
3,000	HopFed Bancorp, Inc.	42,570
12,500	Impac Mortgage Holdings, Inc. (a)	172,750
22,500	NMI Holdings, Inc.-Class A (a)	243,000
9,500	OceanFirst Financial Corp.	269,895
10,000	PennyMac Financial Services, Inc.-Class A (a)	169,000
2,000	Provident Financial Holdings, Inc.	37,060
12,000	Radian Group, Inc.	220,800
7,000	Riverview Bancorp, Inc.	53,690
7,500	Walker & Dunlop, Inc. (a)	235,575
		1,952,940
	Total Common Stocks (Cost $13,421,790)	18,681,376

Exchange-Traded Funds-1.4%
ETF’s-1.4%
11,000	Financial Select Sector SPDR Fund	256,410
	Total Exchange-Traded Funds (Cost $241,244)	256,410

Principal Amount

Short-Term Investments-3.2%
$614,000	State Street Eurodollar Time Deposit, 0.01%	614,000
	Total Short-Term Investments (Cost $614,000)	614,000
Total Investments (Cost $14,277,034) (b) -102.5%		19,551,786
Liabilities in Excess of Other Assets-(2.5)%		(473,520)
TOTAL NET ASSETS 100.0%		$19,078,266

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) See Note 2B for the cost of investments for federal tax purposes.

PLC-Public Limited Company

Alpine Small Cap Fund

Schedule of Portfolio Investments

January 31, 2017 (Unaudited)

Shares	Security Description	Value

Common Stocks-94.5%

Aerospace & Defense-2.5%
5,339	HEICO Corp.-Class A	$353,976

Air Freight & Logistics-2.9%
9,018	Hub Group, Inc.-Class A (a)	399,948

Banks-2.7%
9,163	Enterprise Financial Services Corp.	381,639

Biotechnology-2.5%
3,284	Ligand Pharmaceuticals, Inc. (a)	348,137

Building Products-4.0%
4,648	American Woodmark Corp. (a)	330,938
2,751	Patrick Industries, Inc. (a)	224,894
		555,832

Chemicals-1.1%
57,745	AgroFresh Solutions, Inc. (a)	151,869

Communications Equipment-2.7%
13,329	ARRIS International PLC (a)	380,943

Construction & Engineering-5.1%
8,751	Dycom Industries, Inc. (a)	705,856

Construction Materials-2.6%
5,514	U.S. Concrete, Inc. (a)	361,167

Consumer Finance-1.7%
6,055	PRA Group, Inc. (a)	240,989

Electrical Equipment-2.5%
20,960	Babcock & Wilcox Enterprises, Inc. (a)	348,774

Energy Equipment & Services-2.0%
12,710	Matrix Service Co. (a)	284,704

Equity Real Estate Investment-2.5%
8,740	Education Realty Trust, Inc.	351,435

Food & Staples Retailing-2.4%
2,969	Casey’s General Stores, Inc.	341,138

Food Products-1.6%
22,311	Nomad Foods, Ltd. (a)	229,134

Health Care Equipment & Supplies-5.0%
3,559	ICU Medical, Inc. (a)	487,939
5,499	Natus Medical, Inc. (a)	214,736
		702,675

Health Care Providers & Services-3.1%
10,595	National Research Corp.-Class B	429,945

Hotels, Restaurants & Leisure-2.1%
4,673	Popeyes Louisiana Kitchen, Inc. (a)	295,287

Alpine Small Cap Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

Insurance-6.6%
15,251	Greenlight Capital Re, Ltd.-Class A (a)	344,673
7,600	Primerica, Inc.	573,420
		918,093

Internet Software & Services-3.4%
5,617	j2 Global, Inc.	470,761

IT Services-4.6%
5,323	Cardtronics PLC-Class A (a)	290,529
6,282	MAXIMUS, Inc.	346,390
		636,919

Life Sciences Tools & Services-2.1%
5,617	INC Research Holdings, Inc.-Class A (a)	297,701

Media-7.1%
17,058	Live Nation Entertainment, Inc. (a)	488,200
7,817	Nexstar Media Group, Inc.	511,232
		999,432

Mortgage Real Estate Investment-2.3%
25,897	Altisource Residential Corp.	314,389

Real Estate Management & Development-2.5%
17,284	Kennedy-Wilson Holdings, Inc.	353,458

Software-8.3%
4,161	Fair Isaac Corp.	513,051
12,276	SS&C Technologies Holdings, Inc.	394,428
11,780	The Descartes Systems Group, Inc. (a)	257,393
		1,164,872

Specialty Retail-3.6%
4,854	Lithia Motors, Inc., Class A	500,544

Thrifts & Mortgage Finance-5.0%
10,954	Essent Group, Ltd. (a)	378,680
3,690	Meta Financial Group, Inc.	324,166
		702,846
	Total Common Stocks (Cost $11,647,586)	13,222,463

Principal Amount

Short-Term Investments-6.6%
$922,000	State Street Eurodollar Time Deposit, 0.01%	922,000
	Total Short-Term Investments (Cost $922,000)	922,000
Total Investments (Cost $12,569,586) (b) -101.1%		14,144,463
Liabilities in Excess of Other Assets-(1.1)%		(149,595)
TOTAL NET ASSETS 100.0%		$13,994,868

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) See Note 2B for the cost of investments for federal tax purposes.

PLC-Public Limited Company

Alpine Series Trust

Notes to Schedule of Portfolio Investments

January 31, 2017 (Unaudited)

1. Organization:

Alpine Series Trust (the “Series Trust”) was organized in 2001 as a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alpine Dynamic Dividend Fund, Alpine Rising Dividend Fund, Alpine Financial Services Fund and Alpine Small Cap Fund are four separate series of the Series Trust. The Alpine Dynamic Dividend Fund, Alpine Rising Dividend Fund, Alpine Financial Services Fund and Alpine Small Cap Fund (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Dynamic Dividend Fund seeks high current dividend income that qualifies for the reduced U.S. federal income tax rates created by the “Jobs and Growth Tax Relief Reconciliation Act of 2003,” while also focusing on total return for long-term growth of capital. Alpine Rising Dividend Fund seeks income. Long-term growth of capital is a secondary objective. Alpine Financial Services Fund seeks long-term growth of capital and consistent above average total returns as compared to those typical of investments made in public equities. Alpine Small Cap Fund seeks capital appreciation. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services – Investment Companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Funds are valued at their current fair values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty of the option, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ NAVs are calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

For securities valued by the Funds, valuation techniques are used to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The Board of Trustees adopted procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Board of Trustees has established a Valuation Committee which is responsible for: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.

Fair Value Measurement:

The Funds have adopted FASB ASC, “Fair Value Measurement” (“ASC 820”). ASC 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	Unadjusted quoted prices in active markets for identical instruments.

Level 2 —	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of January 31, 2017:

	Valuation Inputs
Dynamic Dividend Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$165,414,577	$—	$—	$165,414,577
Exchange-Traded Funds	778,800	—	—	778,800
Total	$166,193,377	$—	$—	$166,193,377

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Liabilities
Forward Currency Contracts	—	(31,233)	—	(31,233)
Total	$—	$(31,233)	$—	$(31,233)

	Valuation Inputs
Rising Dividend Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Aerospace & Defense	$2,221,740	$—	$—	$2,221,740
Air Freight & Logistics	1,512,880	—	—	1,512,880
Banks	7,437,670	—	—	7,437,670
Beverages	2,547,220	—	—	2,547,220
Biotechnology	3,877,560	—	—	3,877,560
Capital Markets	3,374,060	—	—	3,374,060
Chemicals	908,440	—	—	908,440
Commercial Services & Supplies	1,238,450	—	—	1,238,450
Communications Equipment	706,560	—	—	706,560
Consumer Finance	1,905,960	—	—	1,905,960
Diversified Telecommunication Services	2,672,390	—	—	2,672,390
Electric Utilities	1,868,014	—	—	1,868,014
Electronic Equipment, Instruments & Components	1,412,650	—	—	1,412,650
Energy Equipment & Services	1,004,520	—	—	1,004,520
Equity Real Estate Investment	2,652,695	—	—	2,652,695
Food & Staples Retailing	2,562,800	—	23,933	2,586,733
Food Products	1,682,820	—	—	1,682,820
Health Care Equipment & Supplies	3,653,260	—	—	3,653,260
Health Care Providers & Services	1,186,100	—	—	1,186,100
Hotels, Restaurants & Leisure	1,768,140	—	—	1,768,140
Household Durables	2,046,660	—	—	2,046,660
Household Products	919,800	—	—	919,800
IT Services	930,600	—	—	930,600
Insurance	1,412,590	—	—	1,412,590
Internet Software & Services	2,263,772	—	—	2,263,772
Machinery	2,279,430	—	—	2,279,430
Media	3,865,646	—	—	3,865,646
Multi-Utilities	941,000	—	—	941,000
Oil, Gas & Consumable Fuels	6,201,120	—	—	6,201,120
Pharmaceuticals	4,421,485	—	—	4,421,485
Road & Rail	1,982,476	—	—	1,982,476
Semiconductors & Semiconductor Equipment	4,668,360	—	—	4,668,360
Software	3,650,740	—	—	3,650,740
Specialty Retail	3,076,760	—	—	3,076,760
Technology, Hardware, Storage & Peripherals	2,062,950	—	—	2,062,950
Exchange-Traded Funds	1,852,960	—	—	1,852,960
Short-Term Investments	—	4,761,000	—	4,761,000
Total	$88,770,278	$4,761,000	$23,933	$93,555,211

	Valuation Inputs
Financial Services Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$18,681,376	$—	$—	$18,681,376
Exchange-Traded Funds	256,410	—	—	256,410
Short-Term Investments	—	614,000	—	614,000
Total	$18,937,786	$614,000	$—	$19,551,786

	Valuation Inputs
Small Cap Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$13,222,463	$—	$—	$13,222,463
Short-Term Investments	—	922,000	—	922,000
Total	$13,222,463	$922,000	$—	$14,144,463

* For detailed sector, country and state descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended January 31, 2017, there were no transfers between Level 1, Level 2 and Level 3. The Funds recognize transfers as of the beginning of the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Rising Dividend Fund
Balance as of October 31, 2016	$23,933
Realized gain (loss)	-
Change in unrealized depreciation	-
Purchases	-
Sales	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Balance as of January 31, 2017	$23,933
Change in net unrealized appreciation/(depreciation) on Level 3 assets held at period end	$-

B. Federal and Other Income Taxes:

It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Dynamic Dividend Fund	$151,321,126	$23,374,495	$(8,502,244)	$14,872,251
Rising Dividend Fund	76,955,584	17,183,176	(583,549)	16,599,627
Financial Services Fund	14,277,034	5,290,863	(16,111)	5,274,752
Small Cap Fund	12,569,586	2,316,402	(741,525)	1,574,877

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders:

Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date. All dividends are automatically reinvested in full and fractional shares of the respective Funds at net asset value per share, unless otherwise requested.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

D. Foreign Currency Translation Transactions:

Each of the Dynamic Dividend Fund, Rising Dividend Fund and Financial Services Fund may invest without limitation in foreign securities. The Small Cap Fund may invest up to 30% of the value of its net assets in foreign securities. The Funds do not isolate the portion of each portfolio invested in foreign sceurities of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market process. Such fluctuations are included with net realized and unrealized gain or loss from investments. Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translations gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates. The books and records of each Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statements of Operations.

i) fair value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed income securities.

G. Options:

The Funds may engage in option transactions and in doing so achieve similar objectives to what they would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, the Funds may also purchase put options on individual securities. The Funds may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities in the Funds’ portfolio.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively. There were no options contracts held as of January 31, 2017.

H. Forward Currency Contracts:

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Funds’ forward contracts are not subject to a master netting agreement or similar agreement. The Dynamic Dividend Fund entered into forward currency contracts during the reporting period to economically hedge against changes in the value of foreign currencies.

The following forward currency contracts were held as of January 31, 2017:

Dynamic Dividend Fund

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Depreciation
Contracts Sold:
Euro	State Street Bank and Trust Company	06/07/17	5,200,000	EUR	$5,615,428	$5,646,661	$(31,233)
						$5,646,661	$(31,233)

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpine Series Trust

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	March 27, 2017

By (Signature and Title)*	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr., Chief Financial Officer

Date	March 27, 2017

*  Print the name and title of each signing officer under his or her signature.